Sarah R. Crespi
State Street
1 Lincoln Street
Mail Stop SUM0703
Boston, MA 02111
Tel +1 617 662 2641
Sarah.Crespi@StateStreet.com

June 22, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares Robotics and Artificial Intelligence ETF, each dated June 20, 2018, do not differ from those contained in Post-Effective Amendment No. 1,921 to the Trust’s Registration Statement on Form N-1A, filed electronically on June 20, 2018.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Crespi
Sarah R. Crespi
Assistant Secretary

cc:	Benjamin J. Haskin, Esq.